UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 Form N-23c-3 Notification of Repurchase Offer Pursuant to Rule 23c-31. Investment Company Act File Number: 811-23871 Date of Notification: March 4, 2026 2. Exact name of Investment Company as specified in registration statement: KKR Asset-Based Income Fund 3. Address ofprincipal executive office: (number, street, city, state, zip code) 555 California Street, 50th Floor San Francisco, CA 94104 4. Check one of the following: A.☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3. B. ☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3. C. ☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3. By: /s/ Michael Nguyen Michael Nguyen Chief Compliance Officer

If you own these shares through a financial intermediary, contact your financial intermediary. March 4, 2026, Dear KKR Asset-Based Income Fund Shareholder, The purpose of this notice is to inform you of the upcoming quarterly repurchase offer for KKR Asset-Based Income Fund (the “Fund”). If you have no need or desire to sell your shares this quarter, simply disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer. We extend this repurchase offer to provide some liquidity to shareholders, because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. Shares of the Fund can only be tendered for repurchase during one of the Fund’s scheduled quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to do so. The Fund is offering to repurchase 5% of its total shares during this repurchase offer period. If total repurchase requests exceed 5% of the Fund’s total shares, the Fund may (but is not obligated to) increase the number of shares that it is offering to repurchase by up to an additional 2% of its total shares. Note that if shares requested to be repurchased exceed the number offered for repurchase, the Fund will repurchase tendered shares on a pro rata basis. In the event of an oversubscribed repurchase offer, you may be unable to liquidate some or all of your investment and will have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase. Any sale of shares to the Fund pursuant to this repurchase offer will generally be a taxable event. Consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time if you do not need or desire to sell your shares. The repurchase offer period will begin on March 4, 2026 and end on March 31, 2026. If you wish to sell your shares during this repurchase offer period, you can do so in one of the following two ways: If you have a direct account held with the Fund, please complete, sign and date the enclosed Repurchase Request Form. In order to process your request, it must be received in good order by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc., by 4:00 p.m., Eastern Time, on Tuesday, March 31, 2026 to be effective.

For informational purposes, on February 27, 2026, the net asset value per share of the Fund was $1,030.62. Shareholders should realize that the net asset value of the Fund (and therefore the net asset value of the shares held by each shareholder) likely will change between February 27, 2026 (the most recent date as of which net asset value is available) and March 31, 2026, when the value of the shares tendered to the Fund will be determined for purposes of calculating the purchase price of such shares. Any tendering shareholders that wish to obtain the most current net asset value of their shares on this basis should contact the Fund at (415) 315-3620. All repurchase requests must be received in good order by 4:00 p.m., Eastern Time, on Tuesday, March 31, 2026 to be effective. If you have questions, please call your financial advisor or the Fund at (415) 315-3620. This Repurchase Offer Notice can also be found on the SEC’s internet web site, http://www.sec.gov. Sincerely, KKR Asset-Based Income Fund

1. The Offer. KKR Asset-Based Income Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s Confidential Private Placement Memorandum (“PPM”). 2. Net Asset Value. On February 27, 2026, the NAV per share of the Fund was $1,030.62. Shares will be repurchased at the NAV per share determined as of the close of regular trading on the New York Stock Exchange no later than the 14th day after the Repurchase Request Deadline (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date (defined below) may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The Fund’s current NAV may be obtained by calling (415) 315-3620 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange. 3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on March 31, 2026 (the “Repurchase Request Deadline”). 4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on March 31, 2026 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form. 5. Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee or a redemption fee. 6. Increase in Number of Shares Repurchased; Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%) of the outstanding shares of the Fund. If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all the shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. Your shares may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on March 31, 2026. 8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees of the Fund, including a majority of the trustees who are not “interested persons” of the Fund (as that term is defined in the Investment Company Act of 1940), and only in the following limited circumstances: · If making or effecting the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; · For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; · For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the NAV of the Fund’s shares; and · For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders. 9. Tax Consequences. You should review the tax information in the Fund’s PPM and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder. 10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived. None of the Fund, the Fund’s adviser, the Fund’s transfer agent, the Fund’s distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice. None of the Fund, the Fund’s adviser, the Fund’s transfer agent, or the Fund’s distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s PPM. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund. For additional information about this offer, contact your financial consultant.

KKR Asset-Based Income Fund BNY Mellon Investment Servicing (US) Inc. Email: KKRInst@bnymellon.com Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date. I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund’s outstanding shares and that if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis. NAME (AS IT APPEARS ON YOUR KKR ASSET-BASED INCOME FUND STATEMENT) AND CONTACT INFORMATION Fund Name: Fund Account #: Account Name/Registration: Address: City, State, Zip: Telephone Number: Email Address: REQUESTED REPURCHASE AMOUNT Please select repurchase type by checking one of the boxes below. If you are requesting a partial repurchase, please provide a number of shares. ☐ Full Repurchase ☐ Partial Repurchase* of shares (please only provide a number of shares, not a dollar amount) * If the requested partial repurchase would put the account balance below the required minimum balance, the Fund may reduce the amount to be repurchased such that the required minimum balance is maintained, unless you indicate otherwise by checking the following box: ☐ Change request to Full Repurchase if amount requested to be repurchased would need to be reduced to maintain minimum account balance. KKR ASSET-BASED INCOMEFUND ACCOUNT #: (Should be the same as on page 7) PAYMENT Payments will be made to the shareholder’s account in accordance with the shareholder’s existing payment instruction on file. SIGNATURE(S)

The undersigned subscriber acknowledges that this request is subject to all the terms and conditions set forth in the Fund’s PPM and all capitalized terms used herein have the meaning as defined in the Fund’s PPM. The undersigned represents that the undersigned is the beneficial owner of the shares in the Fund to which this repurchase request relates, or that the person signing this request is an authorized representative of the repurchasing shareholder. In the case of joint accounts, each joint holder must sign this repurchase request. Requests on behalf of a foundation, partnership or any other entity should be accompanied by evidence of the authority of the person(s) signing. If shares are registered in the name of a custodian, the custodian of the shares must execute this repurchase request form, and the beneficial owner of the shares hereby authorizes and directs the custodian of the shares to execute this repurchase request form. Beneficial Owner Signature: Print Name of Beneficial Owner Print Name of Beneficial Owner Title of Signatory if Acting in a Representative Capacity Title of Signatory if Acting in a Representative Capacity Signature – Beneficial Owner Signature – Beneficial Owner Date Date Registered Holder Signature (if different than above; print name exactly as it appears on the subscription agreement or as indicated on the stock ledger maintained by the Fund’s adviser): Signature – Registered Holder Print Name of Registered Holder Title of Signatory Date